Leases - Schedule of Future Minimum Rental Payments for Operating Leases (Details) $ in Thousands	Nov. 30, 2019 USD ($)
Leases [Abstract]
2020	$ 22,194
2021	17,495
2022	13,740
2023	9,375
2024	7,647
Thereafter	8,687
Total minimum lease payments	$ 79,138